Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Acquisitions and Divestitures of Businesses, Net of Cash Acquired

The Company’s acquisitions and divestitures of businesses, net of cash acquired were as follows:

	2014	2013	2012
Acquisitions:
Cash paid for prior year acquisitions	$(1.4)	$(2.0)	$(1.8)

Acquisition of businesses, net of cash acquired	$(1.4)	$(2.0)	$(1.8)

	2014	2013	2012
Divestitures of business, net of cash disposed	$2.4	$—	$5.2

Schedule of Payments for Interest and Income Taxes Table
Payments for interest and income taxes were as follows:
	2014	2013	2012
Interest	$57	$33	$40
Income taxes	$206	$206	$237